GOODWILL AND INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

6.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

The change in the carrying value of goodwill for the six months ended June 30, 2021, was as follows (in thousands):

Balance as of December 31, 2020	$400,160
Acquisition of Mountain Aviation	37,216
Balance as of June 30, 2021	$437,376

Intangible Assets

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	June 30, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$11,644	$68,356
Customer relationships	71,900	10,269	61,631
Non-competition agreement	210	153	57
Trade name	14,230	3,986	10,244
Developed technology	19,545	4,970	14,575
Leasehold interest – favorable	600	46	554
Total	$186,485	$31,068	$155,417

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest -favorable	600	35	565
Total	$184,145	$20,435	$163,710

Amortization expense of intangible assets was $5.3 million and $10.6 million for the three and six months ended June 30, 2021, respectively, and $5.1 million and $9.2 million for the three and six months ended June 30, 2020, respectively.

Intangible Liabilities

The gross carrying value, accumulated amortization and net carrying value of intangible liabilities consisted of the following (in thousands):

	June 30, 2021
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$2,917	$17,083

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$1,917	$18,083

Amortization of intangible liabilities, which reduces amortization expense was $0.5 million and $1.0 million for the three and six months ended June 30, 2021, respectively, and $0.5 million and $0.9 million for the three and six months ended June 30, 2020, respectively.

Future amortization expense of intangible assets and intangible liabilities held as of June 30, 2021 are as follows (in thousands):

	Intangible	Intangible
Year ending December 31,	Assets	Liabilities
2021	$10,646	$1,000
2022	19,610	2,000
2023	19,350	2,000
2024	19,187	2,000
2025	19,070	2,000
Thereafter	67,554	8,083
	$155,417	$17,083

6.    GOODWILL AND INTANGIBLE ASSETS

Goodwill

The change in the carrying value of goodwill for the years ended December 31, 2020 and 2019, respectively was as follows (in thousands):

Balance as of January 1, 2019	$—
Acquisition of TMC	3,732
Balance as of December 31, 2019	3,732
Acquisition of WUPJ	341,671
Acquisition of Gama	54,757
Balance as of December 31, 2020	$400,160

During 2020, due to the initial negative effect of COVID-19 on overall travel demand and our business, as well as the uncertainty in anticipated versus actual rates of recovery, in addition to our annual goodwill impairment assessment on October 1st, we deemed it necessary to perform an interim quantitative impairment assessment of goodwill on April 30, 2020, using the estimated future discounted cash flows of our reporting unit, which did not result in impairment to goodwill.

We performed a qualitative annual assessment on October 1, 2020, as the estimated fair value of our reporting unit significantly exceeded the carrying value on April 30, 2020. Our qualitative assessment did not result in an indication that the fair value of our reporting unit was less than the carrying value.

Intangible Assets

The gross carrying value, accumulated amortization and net carrying value of intangible assets consisted of the following (in thousands):

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Status	$80,000	$7,645	$72,355
Customer relationships	70,000	6,609	63,391
Non-competition agreement	100	100	—
Trade name	13,900	2,487	11,413
Developed technology	19,545	3,559	15,986
Leasehold interest – favorable	600	35	565
Total	$184,145	$20,435	$163,710

	December 31, 2019
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Non-competition agreement	$100	$58	$42
Trade name	900	105	795
Developed technology	19,447	735	18,712
Leasehold interest – favorable	600	14	586
Total	$21,047	$912	$20,135

Amortization expense of intangible assets was $19.5 million, $0.9 million and $0 for the years ended December 31, 2020, 2019 and 2018, respectively.

Intangible Liabilities

The gross carrying value, accumulated amortization and net carrying value of intangible liabilities are as follows (in thousands):

	December 31, 2020
	Gross Carrying	Accumulated	Net Carrying
	Value	Amortization	Value
Intangible liabilities	$20,000	$1,917	$18,083

Amortization of intangible liabilities, which reduces amortization expense, was $1.9 million, $0 and $0 for the years ended December 31, 2020, 2019 and 2018, respectively.

Future amortization expense of intangible assets and intangible liabilities held are as follows (in thousands):

	Intangible	Intangible
Year ending December 31,	Assets	Liabilities
2021	$20,578	$2,000
2022	19,333	2,000
2023	19,078	2,000
2024	18,915	2,000
2025	18,798	2,000
Thereafter	67,008	8,083
	$163,710	$18,083